INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Tables)
Schedule of Proforma Information
	Three Months Ended June 30,
	2022	2021
Revenue, net	$5,333,803	$4,501,773
Net loss	$(3,348,902)	$(667,789)

Year Ended December 31,
2021
Net revenue	$466,705
Net loss	$(484,560)

Schedule of goodwill
	Boston Solar	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2021:	$-	$1,212,968	$414,151	$75,000	$1,702,119
Aggregate goodwill acquired	6,785,416	-	-	-	6,785,416
Impairment losses	-	-	-	-	-
Balances at June 30, 2022:	$6,785,416	$1,212,968	$414,151	$75,000	$8,487,536
	IP / Technology	Tradename Trademarks	Non - Competes	Other	Total
Balances at December 31, 2021:	$-	$-	$-	$34,485	$34,485
Intangibles acquired	438,000	3,008,100	123,200	-	3,569,300
Less: Amortization	11,732	56,402	7,700	7,260	83,094
Balances at June 30, 2022:	$426,268	$2,951,698	$115,500	$27,225	$3,520,691

	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2019:	$1,966,340	$-	$-	$1,966,340
Aggregate goodwill acquired	-	-	-	-
Goodwill adjustments	(72,600)	-	-	(72,600)
Impairment losses	-	-	-	-
Balances at December 31, 2020:	1,893,740	-	-	1,893,740
Aggregate goodwill acquired	-	414,151	75,000	489,151
Impairment losses	(680,772)	-	-	(680,772)
Balances at December 31, 2021:	$1,212,968	$414,151	$75,000	$1,702,119

Schedule of Fair value of assets acquired
Goodwill	$6,785,416
Tangible assets	4,787,928
Intangible asset – tradename/trademarks (10-year life)	3,008,100
Intangible asset – IP/technology (7-year life)	438,000
Intangible asset – non-competes (3-year life)	123,200
Total liabilities	(7,571,036)
Non-controlling interest	(1,506,750)
Total consideration paid for 80.1% interest	$6,064,858

Intangible assets	$-
Goodwill	414,151
Current assets	-
Current liabilities	-
Total net assets acquired	$414,151
The purchase price consists of the following:
Cash	-
Common Stock	414,151
Total purchase price	$414,151
March 31, 2021
Dividend yields	0%
Exercise price based on 10-day VWAP for the common stock	$1.47
Volatility	136.8%
Risk free rate	.18%

Maturity of estimated amortization expense
Year Ending December 31,
2022 (remainder)	$209,484
2023	418,968
2024	409,893
2025	376,215
2026	363,381
Thereafter	1,742,750
Total	$3,520,691